ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties	RMB	RMB	US Dollars
Trade accounts receivable	¥37,916,569	¥50,666,009	$7,467,245
Allowance for credit losses	(2,064,085)	(4,523,560)	(666,690)
Total third-parties, net	¥35,852,484	¥46,142,449	$6,800,555

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties- long-term	RMB	RMB	US Dollars
Trade accounts receivable	¥886,267	¥244,800	$36,079
Allowance for credit losses	(886,267)	(244,800)	(36,079)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥973,012 for the year ended June 30, 2024. Provision for credit losses of accounts receivable due from third parties was ¥981,891 for the year ended June 30, 2025. Provision for credit losses of accounts receivable due from third parties was ¥1,818,008 ($267,941) for the year ended June 30, 2026.

As of the date of this report, approximately 17.2%, or ¥7.9 million ($1.2 million) of net outstanding balance as of June 30, 2026 has been collected.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Beginning balance	¥1,968,461	¥2,950,352	$434,828
Charge to credit losses	981,891	1,818,008	267,941
Ending balance	¥2,950,352	¥4,768,360	$702,769